Commitments and Contingencies - Narrative (Detailsl)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) DWT	Dec. 31, 2018 USD ($)
Commitments and Contingencies [Line Items]
Document Period End Date	Dec. 31, 2019
Expected future charterhire fees	$ 40,400,000	$ 40,400,000	$ 40,400,000
Number of vessels	58	58	58
Operating Leases, Future Minimum Payments Due	$ 2,690,000	$ 2,690,000	$ 2,690,000
Guarantor Obligations, Maximum Exposure, Undiscounted	2,000,000	$ 2,000,000	2,000,000
Time Charter-in Vessel
Commitments and Contingencies [Line Items]
Vessels time charter-in		6
Contract Termination | Scorpio Commercial & Scorpio Ship Management
Commitments and Contingencies [Line Items]
Purchase Commitment, Remaining Minimum Amount Committed	$ 3,500,000	$ 3,500,000	$ 3,500,000
Termination fees (commissions) expected to be paid for a determined time period	3 months
Kamsarmax
Commitments and Contingencies [Line Items]
DWT		1,398,000
Ultramax
Commitments and Contingencies [Line Items]
DWT | DWT			2,179,800
Vessels time charter-in		1
Exhaust cleaning system [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Scrubber installation cost	$ 95,500,000	$ 95,500,000	$ 95,500,000
Unpaid Scrubber installation cost	66,400,000	$ 66,400,000	$ 66,400,000
Ocean Tree Phoenix [Member]
Commitments and Contingencies [Line Items]
DWT		62,100	62,100
Daily Base Rate	10,885	$ 10,885	$ 10,885	$ 10,885
Vessels time charter-in		1
CL Suzhou [Member]
Commitments and Contingencies [Line Items]
DWT		81,100
CL Yangzhou [Member]
Commitments and Contingencies [Line Items]
DWT		81,100
TCI-Taizhou [Member]
Commitments and Contingencies [Line Items]
DWT		81,100
TCI Zhenjiang [Member]
Commitments and Contingencies [Line Items]
DWT		81,100
Yangze 11 [Member]
Commitments and Contingencies [Line Items]
DWT		82,000
Daily Base Rate	$ 12,000,000	$ 12,000,000	$ 12,000,000